UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Intermediate Treasury Bond Index Fund (formerly Spartan® Intermediate Treasury Bond Index Fund)

November 30, 2016

ITB-QTLY-0117
1.841646.110

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
6% 2/15/26	$6,687,000	$8,698,062
6.25% 8/15/23	5,557,000	6,983,154
6.5% 11/15/26	4,547,000	6,199,730
6.75% 8/15/26	3,230,000	4,452,733
6.875% 8/15/25	3,015,000	4,102,755
7.125% 2/15/23	4,394,000	5,687,655
7.25% 8/15/22	3,348,000	4,295,250
7.5% 11/15/24	3,105,000	4,295,938
7.625% 11/15/22	1,468,000	1,928,241
7.625% 2/15/25	2,762,000	3,872,302
U.S. Treasury Notes:
1.25% 7/31/23	22,292,000	21,013,688
1.375% 6/30/23	22,969,000	21,857,346
1.375% 8/31/23	22,726,000	21,571,951
1.375% 9/30/23	23,754,000	22,532,902
1.5% 1/31/22	23,540,000	23,025,063
1.5% 2/28/23	23,084,000	22,221,051
1.5% 3/31/23	23,075,000	22,188,966
1.5% 8/15/26	50,606,000	46,658,327
1.625% 8/15/22	19,081,000	18,655,398
1.625% 11/15/22	27,792,000	27,066,796
1.625% 4/30/23	23,740,000	22,986,065
1.625% 5/31/23	22,964,000	22,211,401
1.625% 10/31/23	22,840,000	22,014,722
1.625% 2/15/26	50,966,000	47,742,808
1.625% 5/15/26	52,339,000	48,920,635
1.75% 2/28/22	23,567,000	23,321,196
1.75% 3/31/22	24,546,000	24,260,260
1.75% 4/30/22	23,688,000	23,382,638
1.75% 5/15/22	21,785,000	21,498,222
1.75% 9/30/22	23,678,000	23,260,865
1.75% 1/31/23	23,450,000	22,945,286
1.75% 5/15/23	42,975,000	41,909,005
1.875% 5/31/22	24,001,000	23,828,481
1.875% 8/31/22	23,159,000	22,928,313
1.875% 10/31/22	24,189,000	23,910,270
2% 2/15/22	24,642,000	24,702,644
2% 7/31/22	23,080,000	23,026,801
2% 11/30/22	23,328,000	23,201,329
2% 2/15/23	41,228,000	40,931,653
2% 2/15/25	53,313,000	51,961,409
2% 8/15/25	53,766,000	52,211,840
2% 11/15/26	19,330,000	18,669,301
2.125% 12/31/21	23,331,000	23,552,458
2.125% 6/30/22	24,529,000	24,650,688
2.125% 12/31/22	23,276,200	23,293,471
2.125% 11/30/23	23,721,000	23,604,245
2.125% 5/15/25	54,934,000	53,964,085
2.25% 11/15/24	54,925,000	54,661,085
2.25% 11/15/25	54,087,200	53,531,562
2.375% 8/15/24	54,913,000	55,243,356
2.5% 8/15/23	35,039,000	35,713,781
2.5% 5/15/24	52,063,000	52,917,146
2.75% 11/15/23	46,891,000	48,517,555
2.75% 2/15/24	40,767,000	42,179,495
		1,438,961,379
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,462,284,344)		1,438,961,379
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 0.39% (a)
(Cost $5,978,120)	5,976,926	5,978,122
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,468,262,464)		1,444,939,501
NET OTHER ASSETS (LIABILITIES) - 0.0%		(496,901)
NET ASSETS - 100%		$1,444,442,600

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,166
Total	$3,166

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,438,961,379	$--	$1,438,961,379	$--
Money Market Funds	5,978,122	5,978,122	--	--
Total Investments in Securities:	$1,444,939,501	$5,978,122	$1,438,961,379	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $1,467,121,767. Net unrealized depreciation aggregated $22,182,266, of which $7,164,016 related to appreciated investment securities and $29,346,282 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Long-Term Treasury Bond Index Fund (formerly Spartan® Long-Term Treasury Bond Index Fund)

November 30, 2016

LBX-QTLY-0117
1.841649.110

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
2.25% 8/15/46	$43,098,000	$36,298,299
2.5% 2/15/45	46,600,000	41,654,202
2.5% 2/15/46	43,373,000	38,652,803
2.5% 5/15/46	44,003,000	39,197,036
2.75% 8/15/42	26,591,000	25,265,598
2.75% 11/15/42	32,891,000	31,210,467
2.875% 5/15/43	45,960,000	44,584,785
2.875% 8/15/45	46,588,500	44,979,753
2.875% 11/15/46	16,698,000	16,155,315
3% 5/15/42	16,719,000	16,662,841
3% 11/15/44	46,591,000	46,214,265
3% 5/15/45	46,656,000	46,202,177
3% 11/15/45	46,777,000	46,287,292
3.125% 11/15/41	16,167,000	16,484,019
3.125% 2/15/42	20,103,000	20,494,064
3.125% 2/15/43	32,716,000	33,316,633
3.125% 8/15/44	46,296,300	47,064,911
3.375% 5/15/44	46,266,300	49,279,023
3.5% 2/15/39	13,813,000	15,172,724
3.625% 8/15/43	38,638,000	43,058,728
3.625% 2/15/44	46,087,000	51,359,998
3.75% 8/15/41	18,271,000	20,676,925
3.75% 11/15/43	46,704,000	53,211,549
3.875% 8/15/40	17,883,000	20,621,334
4.25% 5/15/39	13,203,000	16,101,983
4.25% 11/15/40	19,176,000	23,374,489
4.375% 2/15/38	7,834,000	9,777,811
4.375% 11/15/39	15,271,000	18,934,849
4.375% 5/15/40	21,142,000	26,222,676
4.375% 5/15/41	15,926,000	19,797,388
4.5% 2/15/36	16,268,000	20,658,457
4.5% 5/15/38	8,530,000	10,822,438
4.5% 8/15/39	13,557,000	17,097,180
4.625% 2/15/40	24,454,000	31,392,823
4.75% 2/15/37	5,201,000	6,795,023
4.75% 2/15/41	20,869,000	27,319,650
5% 5/15/37	7,448,000	10,042,287
5.25% 11/15/28	9,357,000	11,977,325
5.25% 2/15/29	6,787,000	8,716,788
5.375% 2/15/31	14,747,000	19,712,020
5.5% 8/15/28	7,199,000	9,371,917
6.125% 11/15/27	10,255,000	13,849,060
6.125% 8/15/29	5,250,900	7,290,549
6.25% 5/15/30	9,418,000	13,377,242
6.375% 8/15/27	4,227,000	5,788,348
6.625% 2/15/27	4,106,000	5,670,292
		1,178,195,336
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,171,038,677)		1,178,195,336
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.39% (a)
(Cost $9,217,036)	9,215,193	9,217,036
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $1,180,255,713)		1,187,412,372
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,296,120)
NET ASSETS - 100%		$1,184,116,252

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,924
Total	$4,924

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,178,195,336	$--	$1,178,195,336	$--
Money Market Funds	9,217,036	9,217,036	--	--
Total Investments in Securities:	$1,187,412,372	$9,217,036	$1,178,195,336	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $1,183,193,081. Net unrealized appreciation aggregated $4,219,291, of which $41,235,517 related to appreciated investment securities and $37,016,226 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Short-Term Treasury Bond Index Fund (formerly Spartan® Short-Term Treasury Bond Index Fund)

November 30, 2016

STD-QTLY-0117
1.841647.110

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Obligations - 99.7%
U.S. Treasury Bonds:
7.875% 2/15/21	$804,000	$1,003,461
8% 11/15/21	2,794,000	3,599,784
8.125% 8/15/19	2,144,000	2,529,920
8.125% 5/15/21	1,430,000	1,816,212
8.125% 8/15/21	1,480,000	1,896,712
8.5% 2/15/20	1,356,000	1,654,108
8.75% 5/15/20	1,097,000	1,361,780
8.75% 8/15/20	2,188,000	2,749,187
8.875% 2/15/19	2,120,000	2,479,488
9% 11/15/18	1,497,000	1,725,760
9.125% 5/15/18	1,495,000	1,669,378
U.S. Treasury Notes:
0.625% 4/30/18	11,119,000	11,056,889
0.625% 6/30/18	9,221,000	9,161,211
0.75% 12/31/17	10,570,000	10,550,593
0.75% 1/31/18	8,344,000	8,323,140
0.75% 2/28/18	20,219,000	20,162,933
0.75% 3/31/18	8,897,000	8,868,503
0.75% 4/15/18	9,021,000	8,988,579
0.75% 4/30/18	9,928,000	9,892,319
0.75% 7/31/18	9,617,000	9,565,530
0.75% 8/31/18	9,024,000	8,971,480
0.75% 9/30/18	9,383,000	9,321,795
0.75% 10/31/18	9,728,000	9,658,844
0.75% 2/15/19	8,618,000	8,539,223
0.75% 7/15/19	8,322,000	8,201,073
0.75% 8/15/19	8,541,000	8,407,880
0.875% 1/15/18	8,697,000	8,689,868
0.875% 1/31/18	8,536,000	8,528,335
0.875% 3/31/18	8,474,000	8,461,755
0.875% 5/31/18	9,448,000	9,426,591
0.875% 7/15/18	7,732,000	7,710,258
0.875% 10/15/18	8,710,000	8,673,253
0.875% 4/15/19	8,029,000	7,961,572
0.875% 5/15/19	8,774,000	8,692,086
0.875% 6/15/19	8,775,000	8,683,819
0.875% 7/31/19	4,851,000	4,794,151
0.875% 9/15/19	8,713,000	8,597,622
1% 12/15/17	9,363,000	9,371,408
1% 12/31/17	8,322,000	8,329,473
1% 2/15/18	8,696,000	8,699,061
1% 3/15/18	8,532,000	8,533,996
1% 5/15/18	8,050,000	8,046,852
1% 5/31/18	12,007,000	12,001,837
1% 8/15/18	8,925,000	8,912,103
1% 9/15/18	8,532,000	8,516,003
1% 11/30/18	5,928,000	5,913,642
1% 3/15/19	9,217,000	9,175,957
1% 6/30/19	3,904,000	3,874,263
1% 8/31/19	5,525,000	5,472,988
1% 9/30/19	6,826,000	6,756,409
1% 10/15/19	8,694,000	8,598,905
1% 11/15/19	6,992,000	6,911,159
1% 11/30/19	8,174,000	8,077,571
1.125% 6/15/18	8,918,000	8,928,452
1.125% 1/15/19	8,351,000	8,343,501
1.125% 5/31/19	4,196,000	4,179,447
1.125% 12/31/19	8,212,000	8,133,731
1.125% 3/31/20	6,056,000	5,978,411
1.125% 4/30/20	7,772,000	7,662,399
1.125% 2/28/21	12,567,000	12,233,685
1.125% 6/30/21	12,073,000	11,696,190
1.125% 7/31/21	12,639,000	12,230,204
1.125% 8/31/21	12,698,000	12,281,353
1.125% 9/30/21	11,925,000	11,516,008
1.25% 10/31/18	10,911,000	10,938,278
1.25% 11/15/18	9,265,000	9,287,440
1.25% 11/30/18	10,285,000	10,309,509
1.25% 12/15/18	7,907,000	7,923,367
1.25% 1/31/19	8,531,000	8,544,999
1.25% 4/30/19	3,017,000	3,017,000
1.25% 10/31/19	5,260,000	5,240,685
1.25% 1/31/20	11,823,000	11,742,178
1.25% 2/29/20	6,098,000	6,052,027
1.25% 3/31/21	12,176,000	11,901,565
1.25% 10/31/21	11,592,000	11,252,389
1.375% 6/30/18	8,969,000	9,014,894
1.375% 7/31/18	9,767,000	9,815,835
1.375% 9/30/18	16,232,000	16,306,813
1.375% 11/30/18	4,227,000	4,247,146
1.375% 12/31/18	5,946,000	5,973,875
1.375% 2/28/19	7,517,000	7,546,655
1.375% 1/31/20	8,355,000	8,331,172
1.375% 2/29/20	12,163,000	12,111,684
1.375% 3/31/20	12,018,000	11,960,254
1.375% 4/30/20	12,696,000	12,621,119
1.375% 5/31/20	8,024,000	7,969,461
1.375% 8/31/20	11,716,000	11,595,185
1.375% 9/30/20	12,364,000	12,225,387
1.375% 10/31/20	12,365,000	12,215,272
1.375% 1/31/21	12,636,700	12,441,223
1.375% 4/30/21	12,479,000	12,250,871
1.375% 5/31/21	12,200,000	11,972,677
1.5% 8/31/18	16,981,000	17,098,407
1.5% 12/31/18	12,109,000	12,196,984
1.5% 1/31/19	11,675,000	11,757,998
1.5% 2/28/19	12,028,000	12,109,285
1.5% 3/31/19	3,461,000	3,483,306
1.5% 5/31/19	13,085,000	13,158,603
1.5% 10/31/19	11,908,000	11,942,890
1.5% 11/30/19	12,692,000	12,720,265
1.5% 5/31/20	11,769,000	11,733,599
1.625% 3/31/19	11,812,000	11,923,198
1.625% 4/30/19	10,084,000	10,174,201
1.625% 6/30/19	11,760,000	11,857,843
1.625% 7/31/19	12,608,000	12,706,494
1.625% 8/31/19	11,871,000	11,960,495
1.625% 12/31/19	12,691,000	12,762,387
1.625% 6/30/20	12,222,000	12,229,162
1.625% 7/31/20	12,361,000	12,356,167
1.625% 11/30/20	12,818,000	12,770,432
1.75% 10/31/18	4,391,000	4,443,486
1.75% 9/30/19	12,387,000	12,518,612
1.75% 10/31/20	10,261,000	10,287,053
1.75% 12/31/20	12,687,800	12,692,761
1.75% 11/30/21	11,657,000	11,602,818
1.875% 6/30/20	5,671,000	5,727,710
1.875% 11/30/21	9,868,000	9,853,356
2% 7/31/20	7,385,000	7,482,216
2% 9/30/20	7,154,000	7,242,030
2% 11/30/20	8,808,000	8,902,959
2% 2/28/21	9,592,000	9,681,925
2% 5/31/21	9,495,000	9,567,323
2% 8/31/21	10,359,000	10,414,027
2% 10/31/21	9,867,000	9,910,168
2% 11/15/21	14,083,000	14,146,261
2.125% 8/31/20	9,215,000	9,370,503
2.125% 1/31/21	8,359,000	8,483,081
2.125% 6/30/21	8,932,000	9,043,650
2.125% 8/15/21	13,989,000	14,145,285
2.125% 9/30/21	10,087,000	10,193,388
2.25% 7/31/18	3,067,000	3,127,260
2.25% 3/31/21	9,101,000	9,276,977
2.25% 4/30/21	9,911,000	10,096,445
2.25% 7/31/21	9,674,000	9,840,277
2.375% 5/31/18	3,858,000	3,934,859
2.375% 6/30/18	4,875,000	4,974,596
2.375% 12/31/20	7,526,000	7,715,911
2.625% 1/31/18	4,098,000	4,176,600
2.625% 4/30/18	3,930,000	4,018,425
2.625% 8/15/20	12,028,000	12,448,980
2.625% 11/15/20	19,485,000	20,170,016
2.75% 12/31/17	4,806,000	4,899,679
2.75% 2/28/18	4,031,000	4,118,707
2.75% 2/15/19	9,446,000	9,764,434
2.875% 3/31/18	5,113,000	5,239,429
3.125% 5/15/19	10,243,000	10,699,930
3.125% 5/15/21	10,309,000	10,885,252
3.375% 11/15/19	13,020,000	13,763,559
3.5% 2/15/18	7,617,000	7,846,104
3.5% 5/15/20	10,790,000	11,487,131
3.625% 8/15/19	9,082,000	9,634,721
3.625% 2/15/20	15,883,000	16,940,204
3.625% 2/15/21	15,561,000	16,742,049
3.75% 11/15/18	10,014,000	10,520,178
3.875% 5/15/18	4,915,000	5,119,474
4% 8/15/18	5,167,000	5,425,955
		1,411,076,540
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,420,641,840)		1,411,076,540
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 0.39% (a)
(Cost $3,930,288)	3,929,525	3,930,311
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,424,572,128)		1,415,006,851
NET OTHER ASSETS (LIABILITIES) - 0.0%		(270,446)
NET ASSETS - 100%		$1,414,736,405

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,211
Total	$8,211

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,411,076,540	$--	$1,411,076,540	$--
Money Market Funds	3,930,311	3,930,311	--	--
Total Investments in Securities:	$1,415,006,851	$3,930,311	$1,411,076,540	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $1,423,903,086. Net unrealized depreciation aggregated $8,896,235, of which $2,629,332 related to appreciated investment securities and $11,525,567 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Long-Term Treasury Bond Index Fund

November 30, 2016

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV5-QTLY-0117
1.9867819.101

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
2.25% 8/15/46	$31,073,000	$26,170,520
2.5% 2/15/45	33,664,700	30,091,764
2.5% 2/15/46	30,385,000	27,078,261
2.5% 5/15/46	30,796,000	27,432,492
2.75% 8/15/42	18,517,500	17,594,514
2.75% 11/15/42	23,096,100	21,916,028
2.875% 5/15/43	33,152,200	32,160,220
2.875% 8/15/45	33,491,100	32,334,619
2.875% 11/15/46	10,824,000	10,472,220
3% 5/15/42	11,980,700	11,940,457
3% 11/15/44	33,112,800	32,845,050
3% 5/15/45	33,117,800	32,795,663
3% 11/15/45	32,995,000	32,649,575
3.125% 11/15/41	11,406,700	11,630,374
3.125% 2/15/42	14,042,100	14,315,261
3.125% 2/15/43	22,838,600	23,257,894
3.125% 8/15/44	32,726,300	33,269,622
3.375% 5/15/44	33,399,800	35,574,695
3.5% 2/15/39	9,809,200	10,774,798
3.625% 8/15/43	27,245,600	30,362,878
3.625% 2/15/44	33,158,500	36,952,295
3.75% 8/15/41	12,923,700	14,625,493
3.75% 11/15/43	32,338,100	36,843,962
3.875% 8/15/40	12,696,700	14,640,882
4.25% 5/15/39	9,108,100	11,107,966
4.25% 11/15/40	13,366,800	16,293,394
4.375% 2/15/38	5,281,200	6,591,598
4.375% 11/15/39	10,352,200	12,835,921
4.375% 5/15/40	15,070,700	18,692,370
4.375% 5/15/41	11,416,700	14,191,940
4.5% 5/15/38	6,093,300	7,730,874
4.5% 8/15/39	9,848,000	12,419,638
4.625% 2/15/40	17,409,900	22,349,959
4.75% 2/15/37	4,281,000	5,593,058
4.75% 2/15/41	15,387,900	20,144,331
5% 5/15/37	4,780,800	6,446,048
		752,126,634
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $780,178,744)		752,126,634
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.39% (a)
(Cost $5,825,640)	5,824,476	5,825,641
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $786,004,384)		757,952,275
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,755,437)
NET ASSETS - 100%		$756,196,838

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,524
Total	$2,524

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$752,126,634	$--	$752,126,634	$--
Money Market Funds	5,825,641	5,825,641	--	--
Total Investments in Securities:	$757,952,275	$5,825,641	$752,126,634	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $786,425,480. Net unrealized depreciation aggregated $28,473,205, of which $1,470 related to appreciated investment securities and $28,474,675 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Treasury Bond Index Fund

November 30, 2016

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

UYB-QTLY-0117
1.9868588.100

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
2.25% 8/15/46	$81,000	$68,220
2.5% 2/15/45	48,000	42,906
2.5% 2/15/46	110,000	98,029
2.5% 5/15/46	126,000	112,238
2.75% 8/15/42	85,000	80,763
2.75% 11/15/42	112,000	106,277
2.875% 5/15/43	105,000	101,858
2.875% 8/15/45	175,000	168,957
2.875% 11/15/46	47,000	45,473
3% 11/15/44	150,000	148,787
3% 5/15/45	191,000	189,142
3% 11/15/45	193,000	190,979
3.125% 2/15/43	198,000	201,635
3.125% 8/15/44	171,000	173,839
3.375% 5/15/44	225,000	239,651
3.625% 8/15/43	214,000	238,485
3.625% 2/15/44	162,000	180,535
3.75% 8/15/41	73,000	82,613
3.75% 11/15/43	153,000	174,318
4.25% 11/15/40	87,000	106,048
4.375% 2/15/38	42,000	52,421
4.375% 5/15/40	105,000	130,233
4.375% 5/15/41	89,000	110,635
4.5% 2/15/36	24,000	30,477
4.5% 5/15/38	18,000	22,838
4.5% 8/15/39	60,000	75,668
4.625% 2/15/40	123,000	157,901
4.75% 2/15/37	7,000	9,145
4.75% 2/15/41	58,000	75,928
5% 5/15/37	91,000	122,697
5.25% 11/15/28	27,000	34,561
6% 2/15/26	39,000	50,729
6.125% 8/15/29	26,000	36,099
6.25% 8/15/23	77,000	96,761
6.25% 5/15/30	109,000	154,823
6.375% 8/15/27	51,000	69,838
6.5% 11/15/26	81,000	110,442
6.625% 2/15/27	50,000	69,049
6.75% 8/15/26	66,000	90,985
6.875% 8/15/25	94,000	127,913
7.125% 2/15/23	113,000	146,269
7.25% 8/15/22	384,000	492,645
7.5% 11/15/24	124,000	171,561
7.625% 11/15/22	151,000	198,341
7.625% 2/15/25	141,000	197,681
7.875% 2/15/21	320,000	399,388
8% 11/15/21	394,000	507,629
8.125% 8/15/19	154,000	181,720
8.125% 5/15/21	245,000	311,169
8.125% 8/15/21	96,000	123,030
8.5% 2/15/20	398,000	485,498
8.75% 5/15/20	38,000	47,172
8.75% 8/15/20	216,000	271,401
8.875% 2/15/19	428,000	500,576
9.125% 5/15/18	29,000	32,383
U.S. Treasury Notes:
0.75% 1/31/18	63,000	62,843
0.75% 2/28/18	745,000	742,936
0.75% 2/15/19	312,000	309,148
0.875% 3/31/18	192,000	191,723
1% 12/15/17	71,000	71,064
1% 8/15/18	246,000	245,645
1% 9/15/18	486,000	485,089
1% 11/30/18	254,000	253,385
1% 9/30/19	377,000	373,156
1.125% 2/28/21	202,000	196,642
1.25% 10/31/21	120,000	116,484
1.25% 7/31/23	535,000	504,321
1.375% 7/31/18	38,000	38,190
1.375% 2/29/20	123,000	122,481
1.375% 4/30/21	142,000	139,404
1.375% 5/31/21	132,000	129,540
1.375% 6/30/23	57,000	54,241
1.375% 9/30/23	66,000	62,607
1.5% 8/31/18	103,000	103,712
1.5% 1/31/19	330,000	332,346
1.5% 5/31/20	242,000	241,272
1.5% 1/31/22	69,000	67,491
1.5% 2/28/23	191,000	183,860
1.5% 3/31/23	50,000	48,080
1.5% 8/15/26	127,000	117,093
1.625% 4/30/19	27,000	27,242
1.625% 12/31/19	334,000	335,879
1.625% 11/30/20	83,000	82,692
1.625% 11/15/22	276,000	268,798
1.625% 10/31/23	144,000	138,797
1.625% 2/15/26	132,000	123,652
1.625% 5/15/26	207,000	193,480
1.75% 12/31/20	517,000	517,202
1.75% 11/30/21	204,000	203,052
1.75% 3/31/22	87,000	85,987
1.75% 5/15/22	40,000	39,473
1.75% 1/31/23	175,000	171,233
1.75% 5/15/23	95,000	92,644
1.875% 10/31/22	79,000	78,090
2% 2/28/21	48,000	48,450
2% 10/31/21	242,000	243,059
2% 11/15/21	147,000	147,660
2% 2/15/22	210,000	210,517
2% 2/15/25	231,000	225,144
2% 8/15/25	138,000	134,011
2.125% 9/30/21	30,000	30,316
2.125% 12/31/21	275,000	277,610
2.125% 6/30/22	196,000	196,972
2.125% 5/15/25	193,000	189,592
2.25% 7/31/18	517,000	527,158
2.25% 11/15/24	159,000	158,236
2.25% 11/15/25	319,000	315,723
2.375% 5/31/18	351,000	357,993
2.375% 6/30/18	233,000	237,760
2.375% 8/15/24	57,000	57,343
2.5% 8/15/23	77,000	78,483
2.5% 5/15/24	313,000	318,135
2.625% 11/15/20	380,000	393,359
2.75% 11/15/23	231,000	239,013
2.75% 2/15/24	184,000	190,375
3.125% 5/15/19	45,000	47,007
3.125% 5/15/21	357,000	376,956
3.375% 11/15/19	391,000	413,330
3.5% 5/15/20	408,000	434,360
3.625% 8/15/19	560,000	594,081
3.625% 2/15/20	492,000	524,749
3.625% 2/15/21	517,000	556,239
3.75% 11/15/18	553,000	580,952
3.875% 5/15/18	176,000	183,322
4% 8/15/18	182,000	191,121
		24,476,359
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $25,205,903)		24,476,359
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 0.39% (a)
(Cost $162,415)	162,385	162,417
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $25,368,318)		24,638,776
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,950)
NET ASSETS - 100%		$24,632,826

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$81
Total	$81

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$24,476,359	$--	$24,476,359	$--
Money Market Funds	162,417	162,417	--	--
Total Investments in Securities:	$24,638,776	$162,417	$24,476,359	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $25,367,577. Net unrealized depreciation aggregated $728,801, of which $3 related to appreciated investment securities and $728,804 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2017